--------------------------------------------------------------------------------
                                                             INTERNATIONAL VALUE
--------------------------------------------------------------------------------

AllianceBernstein International Value Fund

Semi-Annual Report
May 31, 2002

                               [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                          Investment Products Offered
                          ---------------------------
                           o  Are Not FDIC Insured
                           o  May Lose Value
                           o  Are Not Bank Guaranteed
                          ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
July 17, 2002

Dear Shareholder:

This report provides you with the performance, market activity and outlook for AllianceBernstein International Value Fund (the "Fund") for the semi-annual reporting period ended May 31, 2002.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital. The Fund will invest primarily in a diversified portfolio of non-U.S. equity securities, emphasizing investments in undervalued companies whose long-term earnings power is not reflected in the current market price of their securities. In order to hedge a portion of its currency risk, the Fund may from time to time invest in currency futures contracts or currency forward contracts.

Investment Results

The following table provides performance for the Fund and its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
(EAFE) Index, for the six- and 12-month periods ended May 31, 2002.

INVESTMENT RESULTS*
Periods Ended May 31, 2002

                                                           --------------------
                                                               Total Returns
                                                           --------------------

                                                           6 Months   12 Months
-------------------------------------------------------------------------------
AllianceBernstein International Value Fund
  Class A                                                    17.43%      11.42%
-------------------------------------------------------------------------------
  Class B                                                    17.15%      10.82%
-------------------------------------------------------------------------------
  Class C                                                    17.29%      10.72%
-------------------------------------------------------------------------------
MSCI EAFE Index                                               3.28%      -9.32%
-------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2002. All fees and expenses related to the operation of the fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is a market capitalization weighted index that measures stock performance in 21 countries in Europe, Australasia and the Far East. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein International Value Fund.

      Additional investment results appear on pages 5-8.

The Fund significantly outperformed its benchmark, the MSCI EAFE Index for the six- and 12-month periods ended May 31, 2002. The Fund's outperformance was driven primarily by strong stock selection. Stock selection was widely spread across all sectors, particularly in cyclicals and financials. Sector allocations contributed to the Fund's positive return as well, primarily because of our largely underweight position in telecommunications and technology. These sectors continued to perform poorly as investors worried that it might take longer than initially expected for these companies to return to profitability. The Fund also has the ability to invest in emerging markets and this has also added to its outperformance versus the benchmark.

Market Overview

The period under review was a difficult one for all markets. Rather than focusing on economic growth and the timing of an earnings recovery, investors have become concerned that the real issue in the aftermath of the late-1990s equity bubble is a more fundamental one: whether to trust corporate managements and reported earnings. It is becoming apparent that the excesses encouraged by the capital markets during the bubble developed in some cases into outright fraud. Both the excesses of the bubble and the loss of confidence following its collapse are consistent with the history of capital markets. However, one intriguing question is whether the recently uncovered accounting problems in the U.S. and resulting crisis of confidence could be the catalyst that reverses the long period of underperformance prior to this year by foreign markets, relative to the U.S.

We continue to expect stronger relative performance from foreign markets, as compared to the U.S. This follows a protracted period of underperformance by EAFE markets, which can be largely explained by the strength of the U.S. dollar and the extended weakness of the Japanese market. Even with the market changes so far this year, EAFE


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

remains very attractively valued relative to the U.S. market. Additionally, if the factors that have contributed to the recent weakness in the dollar remain in place, they are likely to maintain the trend of a stronger euro, in particular.

For years, another one of the major drivers of the U.S. equity markets had been investors' belief that the U.S. markets are simply "better" -- with more profitable companies, higher quality corporate governance, and more rigorous accounting standards. The current accounting crisis has led investors to question that belief. The impact of the loss of confidence in the U.S. is perhaps most visible in the U.S. dollar, with the dollar declining nearly 7% against a weighted basket of currencies since February 2002.

Market Outlook

Opportunities continue to look favorable in overseas markets. Not only are foreign markets generally priced more cheaply than the U.S., as measured by a set of standard financial metrics, but corporate profitability in Europe, as measured by return on equity, now rivals that of the U.S.

Research has played a key role in the Fund's relative strength during the period under review. Our research continues to indicate that strongest value opportunities can be found in selected cyclical industries, such as autos and financial services. In autos, we still see growth outpacing consensus forecast. In the financial sector, the Fund's focus is still on large consumer banks with strong franchises.

Also of note is the recent addition to the Fund's portfolio of Vodafone Group Plc., the U.K. based provider of wireless telecommunications services. This purchase represents the Fund's first holding since inception within the distressed telecommunications sector. This purchase follows an extensive research effort validating the investment opportunity. Our research suggests there is the potential for sizable gains in some of the strongest telecommunications companies as the industry remains under pressure and consolidates. Wireless services have been particularly hard hit as growth estimates have been slashed, and as a result most of these stocks have fallen dramatically. We believe this decline is overdone and that there is a significant value opportunity in this area. Even with this holding, we remain significantly underweight in the sector and are carefully researching and evaluating additional opportunities.


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

Thank you for your interest and investment in AllianceBernstein International Value Fund. We look forward to reporting to you on market activity and the Fund's investment results in the future.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Andrew S. Adelson

Andrew S. Adelson
Senior Vice President


/s/ Kevin F. Simms

Kevin F. Simms
Senior Vice President


[PHOTO] John D. Carifa

[PHOTO] Andrew S. Adelson

[PHOTO] Kevin F. Simms

Portfolio Managers, Andrew S. Adelson and Kevin F. Simms, have over 35 years of combined investment experience.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
GROWTH OF A $10,000 INVESTMENT
3/31/01* TO 5/31/02

 [THE FOLLOWING DATA WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

           AllianceBernstein
           International
           Value Fund             MSCI EAFE Index
3/31/01      $ 9,579                 $10,000
5/31/01      $ 9,732                 $10,332
5/31/02      $10,843                 $ 9,369

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein International Value Fund Class A shares (from 3/31/01 to 5/31/02) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is a market capitalization-weighted index that measures stock performance in 21 countries in Europe, Australasia and the Far East.

When comparing AllianceBernstein International Value Fund to the index shown above, you should note that no charges or expenses are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein International Value Fund.

*     Closest month-end to Fund's Class A share inception date of 3/29/01.


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 5

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 5/31

                              [BAR CHART OMITTED]

     AllianceBernstein International Value Fund - Yearly Periods Ended 5/31
--------------------------------------------------------------------------------
                           AllianceBernstein                MSCI
                        International Value Fund         EAFE Index
--------------------------------------------------------------------------------
             5/31/01*            1.60%                     3.32%
             5/31/02            11.42%                    -9.32%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). Returns for Class B, Class C and Advisor Class shares will vary due to different expenses associated with these classes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period.

The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is a market capitalization-weighted index that measures stock market performance in 21 countries within Europe, Australasia and the Far East. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein International Value Fund.

* The Fund's return for the period ended 5/31/01 is from the Fund's inception date of 3/29/01 through 5/31/01. The benchmark's return for the period ended 5/31/01 is from 3/31/01 through 5/31/01.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
May 31, 2002 (unaudited)

INCEPTION DATES         PORTFOLIO STATISTICS

Class A Shares          Net Assets ($mil): $349.8
3/29/01                 Average Market Capitalization ($mil): $33,800
Class B Shares
3/29/01
Class C Shares
3/29/01

COUNTRY BREAKDOWN

 22.5% United Kingdom
 16.4% France
 10.7% Japan
  7.9% Canada
  6.2% Sweden                           [PIE CHART OMITTED]
  4.8% Spain
  4.5% Netherlands
  3.3% Germany
 19.4% Other

  4.3% Short-Term

SECTOR BREAKDOWN

 31.4% Financial
 11.0% Construction & Housing
 10.2% Consumer Cyclical
  9.0% Industrial Commodities
  8.5% Capital Equipment                [PIE CHART OMITTED]
  6.2% Energy
  3.5% Technology/Electronics
  3.2% Telecommunications
 12.7% Other

  4.3% Short-Term

All data as of May 31, 2002. The Fund's country and sector breakdowns are expressed as a percentage of total investments and may vary over time. "Other" country weightings represent less than 3% weightings in Australia, Brazil, Finland, Hong Kong, Ireland, Italy, Korea, Mexico, South Africa and Taiwan. "Other" sector weightings represents less than 3% weightings in Consumer Staples, Industrials, Utilities, Consumer Discretionary Resources and Services.


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 7

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF MAY 31, 2002

Class A Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
              1 Year              11.42%                     6.69%
     Since Inception*             11.18%                     7.16%

Class B Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
              1 Year              10.82%                     6.82%
     Since Inception*             10.76%                     8.23%

Class C Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
              1 Year              10.72%                     9.72%
     Since Inception*             10.68%                    10.68%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2002)

                            Class A           Class B          Class C
--------------------------------------------------------------------------------
              1 Year         3.31%              3.31%            6.42%
     Since Inception*        3.63%              4.42%            6.77%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will vary due to different expenses associated with this class.

Substantially all of the Fund's assets will be invested in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Because the Fund may invest in emerging markets and in developing countries, an investment also has the risk that market changes or other factors affecting emerging markets and developing countries, including political instability and unpredictable economic conditions, may have a significant effect on the Fund's net asset value.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception Date: 3/29/01 for all share classes.


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

TEN LARGEST HOLDINGS
May 31, 2002 (unaudited)

                                                                      Percent of
Company                                            U.S. $ Value       Net Assets
--------------------------------------------------------------------------------
DSM NV                                             $ 15,596,880             4.5%
--------------------------------------------------------------------------------
Honda Motor Co., Ltd.                                14,188,842             4.0
--------------------------------------------------------------------------------
PSA Peugeot Citroen                                  13,252,379             3.8
--------------------------------------------------------------------------------
Canon, Inc.                                          12,169,023             3.5
--------------------------------------------------------------------------------
Royal & Sun Alliance Insurance Group Plc             11,499,128             3.3
--------------------------------------------------------------------------------
BNP Paribas SA                                       11,254,698             3.2
--------------------------------------------------------------------------------
Vodafone Group Plc                                   10,970,372             3.1
--------------------------------------------------------------------------------
Safeway Plc                                          10,680,929             3.1
--------------------------------------------------------------------------------
ENI SpA                                              10,264,154             2.9
--------------------------------------------------------------------------------
British American Tobacco Plc                          9,833,831             2.8
--------------------------------------------------------------------------------
                                                   $119,710,236            34.2%

MAJOR PORTFOLIO CHANGES
Six Months Ended May 31, 2002 (unaudited)

                                                  ------------------------------
                                                              Shares
                                                  ------------------------------

Purchases                                            Bought    Holdings 5/31/02
--------------------------------------------------------------------------------
Arcelor                                             335,000             335,000
--------------------------------------------------------------------------------
Bank of Nova Scotia                                 143,800             224,400
--------------------------------------------------------------------------------
DSM NV                                              131,200             328,075
--------------------------------------------------------------------------------
Honda Motor Co., Ltd.                               131,000             332,300
--------------------------------------------------------------------------------
Magna International, Inc. Cl A                      105,000             105,000
--------------------------------------------------------------------------------
Royal & Sun Alliance Insurance Group Plc          1,862,000           2,683,500
--------------------------------------------------------------------------------
Safeway Plc                                       1,229,000           2,396,457
--------------------------------------------------------------------------------
Svenska Cellulosa AB Series B                       178,000             178,000
--------------------------------------------------------------------------------
Takefuji Corp.                                       83,600             127,200
--------------------------------------------------------------------------------
Vodafone Group Plc                                7,265,000           7,265,000
--------------------------------------------------------------------------------

Sales                                                  Sold    Holdings 5/31/02
--------------------------------------------------------------------------------
Bank of Montreal                                    125,600                  -0-
--------------------------------------------------------------------------------
Fuji Heavy Industries, Ltd.                         467,000             354,000
--------------------------------------------------------------------------------
ING Groep NV                                        124,370                  -0-
--------------------------------------------------------------------------------
Lattice Group Plc                                 1,131,500                  -0-
--------------------------------------------------------------------------------
Novartis AG                                          40,000                  -0-
--------------------------------------------------------------------------------
Petro-Canada                                        151,000                  -0-
--------------------------------------------------------------------------------
San Paolo-IMI SpA                                   342,700                  -0-
--------------------------------------------------------------------------------
Stora Enso Oyj Series R                             118,000             268,900
--------------------------------------------------------------------------------
UPM-Kymmene Oyj                                       2,700                  -0-
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

Common Stocks-93.9%

Australia-1.9%
Australia and New Zealand Banking
   Group, Ltd. ...................................        612,800   $  6,761,681
                                                                    ------------

Brazil-1.3%
Petroleo Brasileiro SA ADR .......................        206,400      4,487,920
                                                                    ------------

Canada-7.8%
Bank of Nova Scotia ..............................        224,400      8,061,299
Canadian National Railway Co. ....................         99,050      4,946,015
Magna International, Inc. Cl A ...................        105,000      7,498,625
Talisman Energy, Inc. ............................        149,350      6,642,232
                                                                    ------------
                                                                      27,148,171
                                                                    ------------
Finland-1.1%
Stora Enso Oyj Series R ..........................        268,900      3,917,980
                                                                    ------------

France-16.1%
Arcelor(a) .......................................        335,000      4,759,056
Assurances Generales de France ...................        173,830      8,442,574
BNP Paribas SA ...................................        200,000     11,254,698
Compagnie de Saint-Gobain ........................         49,110      8,715,059
PSA Peugeot Citroen ..............................        251,130     13,252,379
Societe Generale .................................        144,675      9,830,448
                                                                    ------------
                                                                      56,254,214
                                                                    ------------
Germany-3.2%
AMB Generale .....................................         47,300      4,970,047
Hannover Rueckversicherungs-AG ...................         81,500      6,249,533
                                                                    ------------
                                                                      11,219,580
                                                                    ------------
Hong Kong-2.1%
Wharf (Holdings), Ltd. ...........................      3,158,000      7,449,784
                                                                    ------------

Ireland-2.2%
Bank of Ireland ..................................        604,000      7,672,248
                                                                    ------------

Italy-2.9%
ENI SpA ..........................................        674,200     10,264,154
                                                                    ------------

Japan-10.5%
Canon, Inc. ......................................        316,000     12,169,023
Fuji Heavy Industries, Ltd. ......................        354,000      1,705,474
Honda Motor Co., Ltd. ............................        332,300     14,188,842
Takefuji Corp. ...................................        127,200      8,679,831
                                                                    ------------
                                                                      36,743,170
                                                                    ------------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

Korea-2.1%
Hyundai Motor Co., Ltd. GDR(b) ...................        400,670   $  6,576,237
Kookmin Credit Card Co., Ltd. ....................         15,000        636,169
                                                                    ------------
                                                                       7,212,406
                                                                    ------------
Mexico-1.3%
Cemex SA de CV ADR ...............................        155,600      4,644,971
                                                                    ------------

Netherlands-4.5%
DSM NV ...........................................        328,075     15,596,880
                                                                    ------------

South Africa-1.6%
Sappi, Ltd. ADR ..................................        386,100      5,637,060
                                                                    ------------

Spain-4.7%
Grupo Dragados, SA ...............................        466,200      8,273,184
Iberdrola, SA ....................................        584,700      8,137,034
                                                                    ------------
                                                                      16,410,218
                                                                    ------------
Sweden-6.1%
Electrolux AB Series B ...........................        481,200      8,789,312
Nordea AB ........................................      1,107,100      6,361,860
Svenska Cellulosa AB Series B ....................        178,000      6,191,971
                                                                    ------------
                                                                      21,343,143
                                                                    ------------
Taiwan-2.4%
Compal Electronics, Inc. .........................      1,391,209      8,414,589
                                                                    ------------

United Kingdom-22.1%
British American Tobacco Plc .....................        821,000      9,833,831
Lloyds TSB Group Plc .............................        746,000      8,073,581
Royal & Sun Alliance Insurance Group Plc .........      2,683,500     11,499,128
Royal Bank of Scotland Group Plc .................        320,400      9,324,837
Safeway Plc ......................................      2,396,457     10,680,929
Six Continents Plc ...............................        728,100      8,124,773
Vodafone Group Plc ...............................      7,265,000     10,970,372
Wolseley Plc .....................................        819,200      8,722,018
                                                                    ------------
                                                                      77,229,469
                                                                    ------------
Total Common Stocks
   (cost $288,654,082) ...........................                   328,407,638
                                                                    ------------


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------

Short-Term Investment-4.2%
Time Deposit-4.2%
State Street Euro Dollar
   1.25%, 6/03/02
   (cost $14,758,000) ............................   $     14,758     14,758,000
                                                                    ------------

Total Investments-98.1%
   (cost $303,412,082) ...........................                   343,165,638
Other assets less liabilities-1.9% ...............                     6,621,509
                                                                    ------------

Net Assets-100% ..................................                  $349,787,147
                                                                    ============

(a)   Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to certain qualified institutional buyers. At May 31, 2002, this security amounted to $6,576,237 or 1.9% of net assets.

      Glossary of Terms:

      ADR - American Depositary Receipt

      GDR - Global Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2002 (unaudited)

Assets
Investments in securities, at value (cost $303,412,082) .......     $343,165,638
Cash ..........................................................              613
Foreign cash, at value (cost $ 3,977,453) .....................        4,015,027
Receivable for investment securities sold .....................        3,180,871
Dividends and interest receivable .............................        1,335,266
Receivable for shares of beneficial interest sold .............        1,231,152
Receivable for variation margin on futures contracts ..........           59,100
                                                                    ------------
Total Assets ..................................................      352,987,667
                                                                    ------------
Liabilities
Payable for investment securities purchased ...................        3,002,983
Advisory fee payable ..........................................           74,285
Distribution fee payable ......................................           16,425
Payable for shares of beneficial interest redeemed ............           14,270
Accrued expenses ..............................................           92,557
                                                                    ------------
Total liabilities .............................................        3,200,520
                                                                    ------------
Net Assets ....................................................     $349,787,147
                                                                    ============
Composition of Net Assets
Paid-in capital ...............................................     $307,107,317
Undistributed net investment income ...........................        2,924,162
Accumulated net realized gain on investments,
   futures contracts and foreign currency transactions ........          201,100
Net unrealized appreciation of investments, futures
   contracts and foreign currency denominated assets
   and liabilities ............................................       39,554,568
                                                                    ------------
                                                                    $349,787,147
                                                                    ============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($18,317,457/1,618,673 shares of beneficial interest
   stock issued and outstanding) ..............................           $11.32
Sales charge--4.25% of public offering price ..................              .50
                                                                          ------
Maximum offering price ........................................           $11.82
                                                                          ======
Class B Shares
Net asset value and offering price per share
   ($11,196,588/993,777 shares of beneficial interest
   issued and outstanding) ....................................           $11.27
                                                                          ======
Class C Shares
Net asset value and offering price per share
   ($6,899,847/612,973 shares of beneficial interest
   issued and outstanding) ....................................           $11.26
                                                                          ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($313,373,255/27,472,464 shares of beneficial interest
   issued and outstanding) ....................................           $11.41
                                                                          ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 13

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2002 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $372,159) .......................   $  4,064,657
Interest .......................................         75,335    $  4,139,992
                                                   ------------
Expenses
Advisory fee ...................................      1,294,677
Distribution fee--Class A ......................         14,215
Distribution fee--Class B ......................         22,945
Distribution fee--Class C ......................         13,032
Transfer agency ................................        449,897
Custodian ......................................        131,545
Administrative .................................         69,000
Amortization of offering expenses ..............         37,339
Audit and legal ................................         27,064
Printing .......................................         26,582
Registration ...................................         22,096
Trustees' fees .................................          9,848
Miscellaneous ..................................          9,176
                                                   ------------
Total expenses .................................      2,127,416
Less: expenses waived and reimbursed
   by the Adviser (see Note B) .................       (911,586)
                                                   ------------
Net expenses ...................................                      1,215,830
                                                                   ------------
Net investment income ..........................                      2,924,162
                                                                   ------------
Realized and Unrealized Gain (Loss)
on Investments, Futures Contracts and
Foreign Currency Transactions
Net realized loss on investment
   transactions ................................                       (477,341)
Net realized gain on futures contracts .........                        926,099
Net realized loss on foreign currency
   transactions ................................                       (241,925)
Net change in unrealized
   appreciation/depreciation of
   Investments .................................                     42,166,798
   Futures contracts ...........................                     (1,051,462)
   Foreign currency denominated assets
     and liabilities ...........................                         55,454
                                                                   ------------
Net gain on investments, futures contracts
   and foreign currency transactions ...........                     41,377,623
                                                                   ------------
Net Increase in Net Assets
   from Operations .............................                   $ 44,301,785
                                                                   ============

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                   Six Months
                                                      Ended         March 29,
                                                     May 31,       2001(a) to
                                                      2002        November 30,
                                                   (unaudited)        2001
                                                  =============   =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ........................    $   2,924,162   $     293,578
Net realized gain (loss) on investments,
   futures contracts and foreign currency
   transactions ..............................          206,833        (637,783)
Net change in unrealized
   appreciation/depreciation of
   investments, futures contracts
   and foreign currency denominated
   assets and liabilities ....................       41,170,790      (1,616,222)
                                                  -------------   -------------
Net increase (decrease) in net assets
   from operations ...........................       44,301,785      (1,960,427)
Transactions in Shares of
Beneficial Interest
Net increase .................................      130,430,739     176,990,050
                                                  -------------   -------------
Total increase ...............................      174,732,524     175,029,623
Net Assets
Beginning of period ..........................      175,054,623          25,000
                                                  -------------   -------------
End of period (including undistributed
   net investment income of $2,924,162
   at May 31, 2002) ..........................    $ 349,787,147   $ 175,054,623
                                                  =============   =============

(a)   Commencement of operations.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2002 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the Global Value Fund, the International Value Fund, the Small Cap Value Fund and the Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the International Value Fund (the "Fund"). The Fund commenced operations on March 29, 2001. The Fund offers Class A, Class B, Class C and Advisor Class shares. Prior to commencement of operations on March 29, 2001, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 2,480 shares of Class A and 10 shares each of Class B and Class C for the aggregate amount of $24,800 for Class A shares and $100 each for Class B and Class C shares on February 15, 2001. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains and losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Organization and Offering Expenses

Organization expenses of $35,150 were charged to the Fund as incurred prior to commencement of operations and reimbursed by the Adviser. Offering expenses of $114,524 have been fully amortized on a straight-line basis over a one year period.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

losses are determined on the identified cost basis.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

7. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

The Fund and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated January 31, 2001, under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses for the period from December 12, 2000 (date of organization of the Fund) to March 27, 2002, to the extent necessary to prevent total fund operating expenses from exceeding the annual rate of 2.50% of average daily net assets for Class A shares, 3.20% of average daily net assets for Class B shares and Class C shares and 2.20% of average daily net assets for Advisor Class shares, respectively. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than March 27, 2004, provided that repayment does not result in the Fund's aggregate expenses in those subsequent periods exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Fund's organization costs and initial offering expenses.

Effective July 2, 2001, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.20% of average daily net assets for Class A shares, 1.90% of average daily net assets for Class B shares and Class C shares and .90% of average daily net assets for Advisor Class shares. For the six months ended May 31, 2002 such reimbursement amounted to $842,586, of which $37,339 is subject to repayment in subsequent periods, but no later than March 27, 2004.

Pursuant to the Advisory agreement, the Adviser provides certain legal and


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

accounting services for the Fund. For the six months ended May 31, 2002, the Adviser agreed to waive its fees. Such waiver amounted to $69,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the six months ended May 31, 2002, such fees amounted to $489,702.

For the six months ended May 31, 2002, the Fund's expenses were reduced by $508 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $5,849 from the sale of Class A shares and $3,376 and $362 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares for the six months ended May 31, 2002.

Brokerage commissions paid on in vestment transactions for the six months ended May 31, 2002, amounted to $296,381, of which $18,100 was paid to San ford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $308,905 and $91,658 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term in vestments and U.S. government securities) aggregated $156,914,188 and $29,096,148, respectively, for the six months ended May 31, 2002. There were no purchases or sales of U.S. government or government agency obligations for the six months ended May 31, 2002.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

At May 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $44,797,935 and gross unrealized depreciation of investments was $5,044,379, resulting in net unrealized appreciation of $39,753,556, excluding futures contracts and foreign currency transactions.

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At May 31, 2002, the Fund had outstanding futures contracts as follows:

                                                                                        Value at          Unrealized
                        Number of                Expiration          Original            May 31,         Appreciation/
        Type            Contracts   Position        Month              Value               2002          (Depreciation)
====================   ==========   ========     ===========         ==========         ==========       ==============
British Pound
FT-SE 100 Index            40         Long         June 2002         $3,067,385         $2,962,270         $(105,113)
EURO STOXX 50              80         Long         June 2002          2,780,027          2,556,085          (223,942)
Japanese TSE Topix         25         Long         June 2002          2,173,999          2,250,755            76,756

A portion of the foreign cash included in the statement of assets and liabilities has been segregated as collateral for the futures transactions outstanding at May 31, 2002.

2. Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract is included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are re corded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash or other liquid assets in a separate account of the Fund having


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

There were no forward exchange currency contracts outstanding at May 31, 2002.

NOTE E

Shares of Beneficial Interest

There is an unlimited number of shares of beneficial interest authorized, without par value, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                     ------------------------------      ------------------------------
                                  Shares                              Amount
                     ------------------------------      ------------------------------
                       Six Months         March 29,        Six Months         March 29,
                            Ended        2001(a) to             Ended        2001(a) to
                     May 31, 2002      November 30,      May 31, 2002      November 30,
                      (unaudited)              2001       (unaudited)              2001
                     ------------------------------------------------------------------
Class A
Shares sold             1,322,604           792,474     $  14,004,701     $   7,875,192
---------------------------------------------------------------------------------------
Shares converted
  from Class B              8,888                -0-           93,150                -0-
---------------------------------------------------------------------------------------
Shares redeemed          (126,584)         (381,189)       (1,301,811)       (3,846,515)
---------------------------------------------------------------------------------------
Net increase            1,204,908           411,285     $  12,796,040     $   4,028,677
=======================================================================================

Class B
Shares sold               798,204           246,370     $   8,636,259     $   2,409,399
---------------------------------------------------------------------------------------
Shares converted
  to Class A               (8,915)               -0-          (93,150)               -0-
---------------------------------------------------------------------------------------
Shares redeemed           (26,348)          (15,544)         (275,753)         (148,221)
---------------------------------------------------------------------------------------
Net increase              762,941           230,826     $   8,267,356     $   2,261,178
=======================================================================================

Class C
Shares sold               602,876           184,420     $   6,585,126     $   1,779,836
---------------------------------------------------------------------------------------
Shares redeemed          (154,646)          (19,687)       (1,628,484)         (186,518)
---------------------------------------------------------------------------------------
Net increase              448,230           164,733     $   4,956,642     $   1,593,318
=======================================================================================

Advisor Class
Shares sold            13,184,656        17,312,555     $ 134,584,692     $ 169,379,017
---------------------------------------------------------------------------------------
Shares redeemed        (2,996,479)          (28,268)      (30,173,991)         (272,140)
---------------------------------------------------------------------------------------
Net increase           10,188,177        17,284,287     $ 104,410,701     $ 169,106,877
=======================================================================================

(a)   Commencement of operations.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE F

Concentration of Risk

Investing in securities of foreign companies involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2002.

NOTE H

Proposed Acquisition of Alliance International Fund

On January 25, 2002, the Trustees of Alliance International Fund ("AIF") approved the acquisition of the assets and liabilities of AIF (the "Acquisition") by AllianceBernstein International Value Fund, a series of AllianceBernstein Trust ("International Value"). The Trustees of International Value similarly approved the Acquisition on January 24, 2002. Approval of the Acquisition also requires the affirmative vote of a majority of the outstanding shares of AIF and a special meeting of shareholders of AIF is being held for this purpose. Approval of the Acquisition by the shareholders of International Value is not required. If the Acquisition is approved by the AIF shareholders, AIF would, prior to the Acquisition, liquidate approximately 90% of its investment portfolio, which would entail brokerage costs and will reduce the net asset value of AIF. AIF would then transfer all of its assets and liabilities to International Value in exchange for International Value shares of the appropriate classes, which would then be distributed to AIF shareholders on a relative net asset value basis. Proxy materials relating to the Special Meeting were mailed in mid-March 2002 to all AIF shareholders of record as of March 1, 2002 (the "Record Date"). If approved by AIF shareholders, the Acquisition is expected to close within a few weeks after the Special Meeting. A shareholder who buys shares of AIF after the Record Date will not be entitled to vote those shares on the Acquisition but may request a copy of the proxy materials. The Acquisition is expected to be a tax-free transaction and shareholders of AIF will not be assessed any sales charges in connection with the Acquisition.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                             --------------------------
                                                                      Class A
                                                             --------------------------
                                                               Six Months     March 29,
                                                                    Ended    2001(a) to
                                                             May 31, 2002  November 30,
                                                              (unaudited)          2001
                                                             --------------------------
Net asset value, beginning of period .....................      $   9.64       $  10.00
                                                             --------------------------
Income From Investment Operations
Net investment income(b)(c) ..............................           .12            .04
Net realized and unrealized gain (loss) on investments,
  futures contracts and foreign currency transactions ....          1.56           (.40)
                                                             --------------------------
Net increase (decrease) in net asset value from operations          1.68           (.36)
                                                             --------------------------
Net asset value, end of period ...........................      $  11.32       $   9.64
                                                             ==========================
Total Return
Total investment return based on net asset value(d) ......         17.43%         (3.60)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ................      $ 18,317       $  3,990
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(e) .............          1.20%          1.44%
  Expenses, before waivers/reimbursements(e) .............          1.92%          5.11%
  Net investment income(c)(e) ............................          2.31%           .62%
Portfolio turnover rate ..................................            12%            11%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                             --------------------------
                                                                      Class B
                                                             --------------------------
                                                               Six Months     March 29,
                                                                    Ended    2001(a) to
                                                             May 31, 2002  November 30,
                                                              (unaudited)          2001
                                                             --------------------------
Net asset value, beginning of period .....................      $   9.62       $  10.00
                                                             --------------------------
Income From Investment Operations
Net investment income(b)(c) ..............................           .08             -0-
Net realized and unrealized gain (loss) on investments,
  futures contracts and foreign currency transactions ....          1.57           (.38)
                                                             --------------------------
Net increase (decrease) in net asset value from operations          1.65           (.38)
                                                             --------------------------
Net asset value, end of period ...........................      $  11.27       $   9.62
                                                             ==========================
Total Return
Total investment return based on net asset value(d) ......         17.15%         (3.80)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ................      $ 11,197       $  2,220
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(e) .............          1.90%          2.19%
  Expenses, before waivers/reimbursements(e) .............          2.10%          7.84%
  Net investment income (loss)(c)(e) .....................          1.66%          (.05)%
Portfolio turnover rate ..................................            12%            11%

See footnote summary on page 26.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                             --------------------------
                                                                      Class C
                                                             --------------------------
                                                               Six Months     March 29,
                                                                    Ended    2001(a) to
                                                             May 31, 2002  November 30,
                                                              (unaudited)          2001
                                                             --------------------------
Net asset value, beginning of period .....................      $   9.60       $  10.00
                                                             --------------------------
Income From Investment Operations
Net investment income(b)(c) ..............................           .09             -0-
Net realized and unrealized gain (loss) on investments,
  futures contracts and foreign currency transactions ....          1.57           (.40)
                                                             --------------------------
Net increase (decrease) in net asset value from operations          1.66           (.40)
                                                             --------------------------
Net asset value, end of period ...........................      $  11.26       $   9.60
                                                             ==========================
Total Return
Total investment return based on net asset value(d) ......         17.29%         (4.00)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ................      $  6,900       $  1,582
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(e) .............          1.90%          2.23%
  Expenses, before waivers/reimbursements(e) .............          2.66%          8.77%
  Net investment income(c)(e) ............................          1.75%           .03%
Portfolio turnover rate ..................................            12%            11%

See footnote summary on page 26.

--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                             --------------------------
                                                                    Advisor Class
                                                             --------------------------
                                                               Six Months     March 29,
                                                                    Ended    2001(a) to
                                                             May 31, 2002  November 30,
                                                              (unaudited)          2001
                                                             --------------------------
Net asset value, beginning of period .....................      $   9.68       $  10.00
                                                             --------------------------
Income From Investment Operations
Net investment income(b)(c) ..............................           .12            .04
Net realized and unrealized gain (loss) on investments,
  futures contracts and foreign currency transactions ....          1.61           (.36)
                                                             --------------------------
Net increase (decrease) in net asset value from operations          1.73           (.32)
                                                             --------------------------
Net asset value, end of period ...........................      $  11.41       $   9.68
                                                             ==========================
Total Return
Total investment return based on net asset value(d) ......         17.87%         (3.20)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ................      $313,373       $167,263
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(e) .............           .90%           .90%
  Expenses, before waivers/reimbursements(e) .............          1.61%          2.26%
  Net investment income (loss)(c)(e) .....................          2.27%           .65%
Portfolio turnover rate ..................................            12%            11%

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of fees and expenses waived/reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 27

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

earnings

Revenues minus cost of sales, operating expenses, and taxes, over a given period of time. Earnings are often the most important determinant of a company's stock price.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 27

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $412 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 43 of the FORTUNE 100 companies and public retirement funds in 44 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 600 investment professionals in 37 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 6/30/02.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 7:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Web Site at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 29

-----------------                                              -----------------
BOARD OF TRUSTEES                                              BOARD OF TRUSTEES
-----------------                                              -----------------

BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Andrew S. Adelson, Senior Vice President
Kevin F. Simms, Senior Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02110

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, New York 10036

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 31

NOTES


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

AllianceBernstein International Value Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

ACBVIINTVFSR0502